Consolidated Statement of Stockholders' Equity/Deficit (USD $)	Limited Liability Company [Member]	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, value at Dec. 31, 2010	$ 1,271	$ 46,711	$ (161,386)	$ (113,404)
Beginning balance, shares at Dec. 31, 2010	12,710,000
Net loss for the year			(22,658)	(22,658)
Ending balance, value at Dec. 31, 2011	1,271	46,711	(184,044)	(136,062)
Ending balance, shares at Dec. 31, 2011	12,710,000
Net loss for the year			(57,018)	(57,018)
Ending balance, value at Dec. 31, 2012	$ 1,271	$ 46,711	$ (241,062)	$ (193,080)
Ending balance, shares at Dec. 31, 2012	12,710,000